CLASS A ORDINARY SHARES SUBJECT TO POSSIBLE REDEMPTION (Details Narrative) - Compass Digital Acquisition Corp [Member] - $ / shares	Sep. 30, 2025	Dec. 31, 2024	Dec. 31, 2023
Restructuring Cost and Reserve [Line Items]
Temporary equity, shares outstanding	110,866	2,481,485
Common Class A [Member]
Restructuring Cost and Reserve [Line Items]
Common stock, shares authorized	200,000,000	200,000,000	200,000,000
Common stock, par value	$ 0.0001	$ 0.0001	$ 0.0001
Ordinary shares outstanding	3,310,866	5,681,485	5,794,628
Temporary equity, shares outstanding	110,866	2,481,485	5,194,628
Class A Ordinary Shares Subject To Possible Redemption [Member]
Restructuring Cost and Reserve [Line Items]
Temporary equity, shares outstanding		2,481,485	5,194,628